Components of Income before (Provision) benefit for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 27,639	$ 12,992	$ 28,833
Foreign	601	2,278	444
Income Before Provision For Income Taxes	$ 28,240	$ 15,270	$ 29,277